July 2, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide VA Separate Account-D
                  Nationwide Life and Annuity Insurance Company
                  SEC File No.  333-45976
                  CIK No. 0001123314

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-D and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 7 to the Registration Statement, which became effective July 1, 2004.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Variable Products Securities Counsel